Dividends - Narrative (Details) £ / shares in Units, £ in Millions	12 Months Ended
Mar. 31, 2021 GBP (£) £ / shares
Summary Of Dividends [Line Items]
Dividends declared before financial statements authorised for issue (GBP per share) | £ / shares	£ 0.3216
Dividends declared before financial statements authorised for issue | £	£ 1,141